Events after the reporting period (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended
	Feb. 05, 2026 AUD ($) Tranche $ / shares shares	Feb. 05, 2026 USD ($) Tranche	Feb. 28, 2026 AUD ($) shares	Feb. 28, 2026 USD ($) shares	Feb. 05, 2026 $ / shares shares	Dec. 31, 2025 shares	Jun. 30, 2025 shares	Jun. 30, 2024 shares
Disclosure of classes of share capital [abstract]
Number of ordinary shares issued, fully paid (in shares)						2,674,633,957	2,608,172,516	2,325,614,708
Events After Reporting Period [Member]
Disclosure of classes of share capital [abstract]
Number of ordinary shares issued, fully paid (in shares)			400,000,000	400,000,000
Gross proceeds			$ 72	$ 50
Events After Reporting Period [Member] | Australian and New Zealand shareholders [Member]
Disclosure of classes of share capital [abstract]
Number of ordinary shares issued, fully paid (in shares)	400,000,000				400,000,000
Issue price (in dollar per share) | (per share)	$ 0.18				$ 0.13
Number of tranches | Tranche	1	1
Gross proceeds	$ 72	$ 50